SCHEDULE OF LOCAL AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
- Local (US regime)			$ (2,384,348)	$ (3,424,317)	$ (4,845,138)	$ (2,444,654)
Loss before income taxes	$ (513,069)	$ (1,146,380)	(2,366,700)	(3,485,994)	(4,783,013)	(3,187,662)
British Virgin Island [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax jurisdiction foreign			204,556	237,051	472,865	(160,538)
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Tax jurisdiction foreign			(207,511)	(296,259)	(398,431)	(578,231)
Labuan Malaysia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax jurisdiction foreign			$ 20,603	$ (2,469)	$ (12,309)	$ (4,239)